Provision for Income Taxes - Expiration of Tax Loss Carryforwards (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	$ 906
2018 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	6
2019 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	22
2020 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	4
2022 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	15
2023-2027 Tax Loss Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	66
Later Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	228
Unlimited Tax Credit Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	$ 565